Basis of Presentation and General Information - Summary of Concentration of Risk (Parenthetical) (Detail)	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Revenue Benchmark [Member] | Minimum [Member] | Revenue from Rights Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%